Goodwill, net	12 Months Ended
Dec. 31, 2015
Goodwill, net
Goodwill, net

11.Goodwill, net

Changes in the carrying amount of goodwill, net, consist of the following for 2015 and 2014:

	North America
	Gaming and	North America
($ thousands)	Interactive	Lottery	International	Italy	Total
Balance at December 31, 2013	210,700	1,069,863	1,168,191	1,625,132	4,073,886

Acquisitions	—	—	12,028	6,767	18,795
Disposal	—	—	—	(9,412)	(9,412)
Foreign currency translation	—	—	(19,795)	(104,593)	(124,388)

Balance at December 31, 2014	210,700	1,069,863	1,160,424	1,517,894	3,958,881

IGT acquisition	2,415,582	147,292	382,958	—	2,945,832
Other acquisitions	—	—	—	9,798	9,798
Foreign currency translation	—	—	(8,299)	(75,713)	(84,012)

Balance at December 31, 2015	2,626,282	1,217,155	1,535,083	1,451,979	6,830,499

Balance at December 31, 2014
Cost	210,700	1,073,956	1,292,940	1,519,715	4,097,311
Accumulated impairment loss	—	(4,093)	(132,516)	(1,821)	(138,430)

	210,700	1,069,863	1,160,424	1,517,894	3,958,881

Balance at December 31, 2015
Cost	2,626,282	1,221,248	1,656,888	1,453,612	6,958,030
Accumulated impairment loss	—	(4,093)	(121,805)	(1,633)	(127,531)

	2,626,282	1,217,155	1,535,083	1,451,979	6,830,499

As described in Note 3, the acquisition of IGT was completed on April 7, 2015. Acquired goodwill of $2.946 billion was allocated to the reporting units above.

On May 2, 2014, the Company acquired 100% of the shares of Probability Plc (“Probability”) a mobile gaming solutions company that provided the Company with immediate access to a mobile solution in slots and table games, as well as enhancements of the player acquisition and retention experience. The cash purchase price was approximately £18 million ($28.5 million net of cash acquired). Acquired goodwill of $18.8 million in 2014 includes $14.2 million associated with the Probability acquisition.

In July 2014, the Company sold its sports and events ticketing business to the international operator TicketOne, CTS Eventim Group for $18.6 million (€13.9 million). Goodwill associated with this business of $9.4 million (€7.8 million) was included in the carrying amount when determining the $8.6 million (€5.7 million) gain on the sale, which has been recorded in Transaction expense, net in the consolidated statement of operations.

Annual Goodwill Impairment Testing

Upon completion of the acquisition of IGT on April 7, 2015, as described in Note 3, and the reorganization that followed, the Company determined its operating segments in accordance with ASC 280. The Company performed an analysis to determine its reporting units based on the availability of discrete financial information that is regularly reviewed by segment management and the Company determined that it had four reporting units as of November 1, 2015, the Company’s goodwill impairment testing date:

•	North America Gaming and Interactive
•	North America Lottery
•	International
•	Italy

There were no changes to this determination through December 31, 2015.

In performing step one of the goodwill impairment test for the Company’s reporting units, the Company estimated the fair value of the reporting units using an income approach that analyzed projected discounted cash flows. The procedures the Company followed included, but were not limited to, the following:

•	Analysis of the conditions in, and the economic outlook for, the reporting units;
•	Analysis of general market data, including economic, governmental, and environmental factors;
•	Review of the history, current state, and future operations of the reporting units;
•	Analysis of financial and operating projections based on historical operating results, industry results and expectations;
•	Analysis of financial, transactional and trading data for companies engaged in similar lines of business to develop appropriate valuation multiples and operating comparisons; and
•	Calculation of market capitalization, total invested capital, the implied market participant acquisition premium, and supporting qualitative and quantitative analysis.

The results of step one of the Company’s impairment testing by reporting unit is as follows ($ thousands):

	Estimated	Carrying
	Fair Value	Amount	Excess	%
North America Gaming and Interactive	5,590,000	5,116,000	474,000	9%
North America Lottery	2,820,000	2,189,400	630,600	29%
International	2,920,000	2,585,600	334,400	13%
Italy	2,695,000	2,109,648	585,352	28%

The key assumptions used in the goodwill impairment testing were as follows:

	Normalized
	Growth	Discount
	Rate	Rate
North America Gaming and Interactive	3.00%	8.25%
North America Lottery	2.25%	6.60%
International	3.00%	9.50%
Italy	0.50%	9.40%

Where reporting unit fair values did not exceed the carrying amounts by a substantial amount, which the Company believes to be 20% or more, additional analysis was performed and additional disclosure is provided below.

North America Gaming and Interactive

In calculating the fair value of the North America Gaming and Interactive reporting unit using the income approach, the Company used projections of revenues, operating costs and capital expenditures. The projected cash flows considered historical and estimated future results and general economic and market conditions, as well as the impact of planned business and operational strategies. The following estimates and assumptions were also used in the discounted cash flow analysis:

•	A normalized growth rate of 3.00% based on the estimated sustainable long-term growth rate for the reporting unit;
•	A normalized operating EBITDA margin percentage was estimated based on a review of average margins within the projection period;
•	Normalized capital expenditure requirements were estimated based on a review of historical and projected capital expenditures and typical replacement cycles; and
•	A discount rate of 8.25% based on the weighted average cost of capital.

Although the fair value of the North America Gaming and Interactive reporting unit exceeded the carrying amount based on the results of step one of the Company’s goodwill impairment analysis, a decrease in the fair value of more than 8.5% could potentially result in an impairment of goodwill. The use of 8.76% for the discount rate or 2.35% for the growth rate would render the estimated fair value equal to the carrying amount.

International

The fair value of the International reporting unit was calculated using the income approach, in the same manner as described for the North America Gaming and Interactive reporting unit. The following estimates and assumptions were used in the discounted cash flow analysis:

•	A normalized growth rate of 3.00% based on the estimated sustainable long-term growth rate for the reporting unit;
•	A normalized operating EBITDA margin percentage was estimated based on a review of average margins within the projection period;
•	Normalized capital expenditure requirements were estimated based on a review of historical and projected capital expenditures and typical replacement cycles; and
•	A discount rate of 9.50% based on the weighted average cost of capital.

Although the fair value of the International reporting unit exceeded the carrying amount based on the results of step one of the Company’s goodwill impairment analysis, a decrease in the fair value of more than 11.5% could potentially result in an impairment of goodwill. The use of 10.37% for the discount rate or 1.82% for the growth rate would render the estimated fair value equal to the carrying amount.